Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments by category [Abstract]
Financial assets
	Notes	Loans and receivables / payables	Available for sale financial assets	Hedging derivatives	Balance as of December 31, 2017
Derivative assets	9	-	-	8,230	8,230
Investment in Ten West Link		2,088	-	-	2,088
Abengoa debt and Equity instruments		-	1,715	-	1,715
Other financial investments		243,347	-	-	243,347
Clients and other receivables	11	244,449	-	-	244,449
Cash and cash equivalents	12	669,387	-	-	669,387
Total financial assets		1,159,271	1,715	8,230	1,169,216

	Notes	Loans and receivables / payables	Available for sale financial assets	Hedging derivatives	Balance as of December 31, 2016
Derivative assets	9	-	-	3,822	3,822
Preferred equity in ACBH		-	30,488	-	30,488
Other financial investments		263,501	-	-	263,501
Clients and other receivables	11	207,621	-	-	207,621
Cash and cash equivalents	12	594,811	-	-	594,811
Total financial assets		1,065,933	30,488	3,822	1,100,243

Financial liabilities
Corporate debt	14	643,083	-	-	643,083
Project debt	15	5,475,208	-	-	5,475,208
Related parties – non-current	10	141,031	-	-	141,031
Trade and other current liabilities	17	155,144	-	-	155,144
Derivative liabilities	9	-	-	329,731	329,731
Total financial liabilities		6,414,466	-	329,731	6,744,197

Corporate debt	14	668,201	-	-	668,201
Project debt	15	5,330,467	-	-	5,330,467
Related parties – non-current	10	101,750	-	-	101,750
Trade and other current liabilities	17	160,505	-	-	160,505
Derivative liabilities	9	-	-	349,266	349,266
Total financial liabilities		6,260,923	-	349,266	6,610,189